COMMON STOCK (Tables)	12 Months Ended
Jan. 02, 2022
Equity [Abstract]
Schedule Of Shares Reserved For Future Issuance Under Equity Compensation Plans	We had shares of common stock reserved for future issuance as follows:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Equity compensation plans	3,363	2,533